SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation, Policy [Policy Text Block]
(a)	Principle of Consolidation

The consolidated financial statements include the accounts of Cogo Group, Inc. and its subsidiaries. All significant inter-company balances and transactions have been eliminated upon consolidation.

Use of Estimates, Policy [Policy Text Block]
(b)	Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management of the Group to make a number of estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Significant items subject to such estimates and assumptions include the recoverability of the carrying amount of property and equipment, goodwill and intangible assets; the allocation of the purchase price for the Company’s acquisitions; the collectibility of accounts receivable; the realizability of deferred tax assets and inventories; fair value of share-based compensation; the useful lives and salvage values of property and equipment; and amounts recorded for contingencies. These estimates are often based on complex judgments and assumptions that management believes to be reasonable but are inherently uncertain and unpredictable. Actual results may differ from those estimates.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
(c)	Foreign Currency Transactions and Translation

The Group’s reporting currency is the Renminbi (“RMB”). The functional currency of the Company is the U.S. dollar (“USD”), whereas the functional currency of the Company’s subsidiaries in the PRC and Hong Kong is the RMB and Hong Kong dollar (“HKD”), respectively. Prior to cessation of Cogo Maryland, the functional currency of Cogo Maryland was USD. Transactions denominated in currencies other than the functional currency are translated into the functional currency at the exchange rates prevailing at the date of the transaction. Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency using the applicable exchange rates at each balance sheet date. The net foreign currency exchange loss amounted to RMB2,960 (USD475), RMB3,352 and RMB2,954 for the years ended December 31, 2012, 2011 and 2010, respectively, are included in ‘Selling, general and administrative expenses’ in the consolidated statements of comprehensive income / (loss).

Gains and losses resulting from translation of the financial statements of the Company and the Company’s subsidiaries in Hong Kong into the RMB reporting currency are recorded as a separate component of accumulated other comprehensive loss within equity.

For the convenience of the readers, the December 31, 2012 RMB amounts, included in the accompanying consolidated financial statements have been translated into USD at the rate of USD1.0000 = RMB6.2301, representing the rate quoted by the Federal Reserve Bank of New York at the close of business on December 31, 2012. No representation is made that the RMB amounts could have been, or could be, converted into USD at that rate or at any particular rate or at all.

Cash and Pledged Bank Deposits [Policy Text Block]
(d)	Cash and Pledged Bank Deposits

Cash consists of cash on hand, cash in bank accounts and interest-bearing savings accounts. Cash deposits that are restricted as to withdrawal or pledged as security, are disclosed separately on the face of the consolidated balance sheet, and not included in the total cash for the purpose of the consolidated statements of cash flows.

Receivables, Policy [Policy Text Block]
(e)	Accounts Receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing accounts receivable. The Group determines the allowance based on a review of specifically identified accounts and aging data. The Group reviews its allowance for doubtful accounts monthly. Past due balances over 90 days and over a specified amount are reviewed individually for collectibility. All other balances are reviewed on a pooled basis.

Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company’s subsidiaries in the PRC are required to comply with local tax requirements on the write-offs of doubtful accounts, which allow for the deductibility of such write-offs only when sufficient evidence is available to prove the debtors’ inability to make payments. For financial reporting purposes, the Group generally records write-offs of doubtful accounts at the same time the local tax requirements for the write-offs are met. As a result, there are generally time lags between the time when a provision for doubtful accounts is provided and the time the doubtful accounts and the related allowance are written off.

Apart from those disclosed in note 3, the Group does not have any off balance-sheet credit exposure related to its customers.

Inventory, Policy [Policy Text Block]
(f)	Inventories
Inventories are stated at the lower of cost or market. Cost is determined by the first-in, first-out method. Cost of inventories comprises direct materials.
Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
(g)	Long-lived Assets

Property and Equipment and Intangible Assets

Property and equipment is stated at cost less depreciation and if applicable, impairment. Depreciation is calculated on a straight-line method over the estimated useful lives of the assets. The estimated useful lives are as follows:

Property	20 years
Furniture and office equipment	1 to 5 years
Machinery	5 years
Motor vehicles	5 years

Intangible assets that are subject to amortization are amortized over their respective estimated useful lives as follows:

Customer relationships	5 to 12 years
Supplier relationships	11.5 years
Proprietary technology	3 to 6.5 years
Proprietary designs	3 years
Website and software assets	3 to 5 years
Non-compete agreements	1 to 6 years
License agreements	2 years
Order backlog	1 month

Property and equipment and intangible assets subject to depreciation/amortization are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized by the amount by which the carrying amount of the asset exceeds the estimated fair value of the asset. Assets to be disposed of are separately presented in the balance sheet and reported at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

Goodwill

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in a purchase business combination. Goodwill is not amortized, but instead tested for impairment at the reporting unit level at least annually and whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Under the first step, the fair value of a reporting unit was compared with its carrying amount, including goodwill. If the fair value of the reporting unit exceeded its carrying value, step two did not need to be performed. However, if the fair value of the reporting unit was less than its carrying value, an indication of goodwill impairment exists for the reporting unit and the Group must perform step two of the impairment test (measurement). Under step two, an impairment loss is recognized for any excess of the carrying amount of the reporting unit’s goodwill over the implied fair value of that goodwill. The implied fair value of goodwill was determined by allocating the fair value of the reporting unit in a manner similar to a purchase price allocation. The residual fair value after this allocation was the implied fair value of the reporting unit goodwill. Fair value of each of the Group’s reporting units was determined using a combination of the market and income approaches. For the years ended December 31, 2011 and 2010, impairment loss amounted to RMB236,945 and RMB21,422, respectively. For the year ended December 31, 2012, no impairment loss was recognized as goodwill was fully impaired as of December 31, 2011. See note 8.

Income Tax, Policy [Policy Text Block]
(h)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and tax loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in consolidated statements of comprehensive income / (loss) in the period that includes the enactment date or date of change in tax rate. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized.

The Group recognizes in the consolidated financial statements the impact of a tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group has elected to classify interest and penalties related to unrecognized tax benefits, if and when required, as a component of income tax expense in the consolidated statements of comprehensive income / (loss).

Revenue Recognition, Policy [Policy Text Block]
(i)	Revenue Recognition

Product Sales

The Company recognizes revenue at the point in time when the components are delivered and the customer takes ownership and assumes risk of loss, collection of the relevant receivable is probable, persuasive evidence of an arrangement exists and the sales price is fixed or determinable.

Sales of components represent the invoiced value of goods, net of value added taxes (“VAT”), sales returns, trade discounts and allowances.

In the PRC, VAT at a general rate of 17% on invoice amount is collected on behalf of tax authorities in respect of the sales of products and is not recorded as revenue. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability in the consolidated balance sheets until it is paid to the authorities.

Service Revenue

Revenue for services is generally recognized when services are performed.

Research and Development Expense, Policy [Policy Text Block]
(j)	Research and Development and Advertising

Research and development and advertising costs are expensed as incurred. Research and development costs amounted to RMB102,531 (USD16,457), RMB101,639 and RMB77,888 for the years ended December 31, 2012, 2011 and 2010, respectively. Advertising costs amounted to RMB276 (USD44), RMB334 and RMB157 for the years ended December 31, 2012, 2011 and 2010, respectively.

Shipping and Handling Cost, Policy [Policy Text Block]
(k)	Shipping and Handling Fees and Costs

Costs incurred by the Group for shipping and handling, including costs paid to third-party transportation companies, to transport and deliver products to customers, are included in “selling, general and administrative expenses”. Shipping and handling fees and costs amounted to RMB9,696 (USD1,556), RMB12,432 and RMB9,798 for the years ended December 31, 2012, 2011 and 2010, respectively.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
(l)	Share-based Compensation

The Group applies ASC 718, Compensation- Stock Compensation to measure the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the costs over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. For awards with performance and service conditions, the compensation expense is based on the grant-date fair value of the award, the number of shares ultimately expected to vest and the vesting period. The Group assesses the probability of achieving certain performance conditions at balance sheet date. Based on the assessment of this probability, which requires subjective judgment, the Group records compensation expense before the performance conditions are actually fully achieved, which may then be reversed in future periods if the Group determines that it is no longer probable that the performance conditions will be achieved.

Share-based compensation expense amounted to RMB65,944 (USD10,585), RMB66,723 and RMB100,930 for the years ended December 31, 2012, 2011 and 2010, respectively.

Earnings Per Share, Policy [Policy Text Block]
(m)	Earnings / (loss) per Share

Basic earnings / (loss) per share is computed by dividing net income / (loss) by the weighted average number of common stock outstanding during the year, including contingently issuable shares when all necessary conditions for the issuance have been satisfied. Diluted earnings / (loss) per share is computed by dividing net income / (loss) by the weighted average number of common and, if applicable, dilutive potential common shares outstanding during the year. Dilutive potential common shares consist of common shares issuable upon the exercise of stock options, non-vested equity share units, including performance shares, warrants using the treasury stock method. Dilutive potential common shares also includes common shares issuable in connection with a business combination upon resolution of contingencies based on the number of such shares that would be issuable at the end of the year assuming it was the end of the contingency period.

Commitments and Contingencies, Policy [Policy Text Block]
(n)	Financial guarantees issued, Commitments and Contingencies

(i)	Financial guarantees issued

Financial guarantees are contracts that require the issue (i.e. the guarantor) to make specified payments to reimburse the beneficiary of the guarantee (the “holder”) for a loss the holder incurs because a specified debtor fails to make payment when due in accordance with the terms of a debt instrument.

Where the Group issues a financial guarantee, the Group recognizes in its consolidated balance sheet a liability for that guarantee. When consideration is received or receivable for the issuance of the guarantee, the consideration is recognized in accordance with the Group’s policies applicable to that category of asset. The liability that the Group initially recognized is released over the term of the guarantee by a systematic and rational amortization method.

(ii)	Other commitments and contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

New Accounting Pronouncements, Policy [Policy Text Block]
(o)	Recently Issued Accounting Pronouncements

Accounting Standards Update (“ASU”) 2011-11, an update to ASC 210, Balance sheet

In December 2011, the Financial Accounting Standards Board (“FASB”) issued ASU 2011-11, an update to ASC 210, Balance Sheet - Disclosures about Offsetting Assets and Liabilities. The FASB issued this ASU in conjunction with the International Accounting Standards Board’s (“IASB”) issuance of amendments to Disclosures – Offsetting Financial Assets and Financial Liabilities (Amendments to International Financial Reporting Standards (“IFRS”) 7). ASU 2011-11 requires disclosures to allow investors to better compare financial statements prepared under U.S. GAAP with financial statements prepared under IFRS while retaining the existing offsetting models under U.S. GAAP and IFRS. For the Company, ASU 2010-11 is effective for annual periods beginning January 1, 2013 and interim periods within those annual periods. Retrospective application is required. Since this standard impacts disclosure requirements only, its adoption will not have a material impact on the Company’s consolidated results of operations or financial condition.

ASU 2011-05, an update to ASC 220, Comprehensive Income

In June 2011, the FASB issued ASU 2011-05, an update to ASC 220, Comprehensive Income - Presentation of Comprehensive Income. ASU 2011-05 increases the prominence of other comprehensive income in financial statements. ASU 2011-05 permits entity to present the components of net income and comprehensive income in either one or two consecutive financial statements and eliminates the option in U.S. GAAP to present other comprehensive income in the statement of changes in equity. For the Company, ASU 2011-05 is effective for fiscal years, and interim periods within those years beginning after December 15, 2011. Retrospective application is required and early adoption is permitted. On October 21, 2011 the FASB decided to propose a deferral of the requirement to present reclassifications of other comprehensive income on the face of the income statement and on February 5, 2013, the FASB finalized this requirement for public entities beginning after December 15, 2012. Since the standard impacts presentation and disclosure requirements only, the adoption of this guidance did not have any material impact on the Company’s consolidated results of operations or financial condition.